THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND
JANUARY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS (Percentages are based on Net Assets of $1,182,078,379) COMMON STOCK — 76.1%
	Shares	Fair Value

AUSTRALIA — 0.8%
Atlassian, Cl A*	30,273	$9,818,745

BRAZIL — 0.5%
Vale ADR, Cl B	362,185	5,497,968

CANADA — 1.2%
Teck Resources, Cl B	469,222	14,492,118

CHINA — 3.1%
ACM Research, Cl A*	40,962	3,262,623
Bank of China, Cl H	22,423,000	8,713,768
Galaxy Entertainment Group*	1,459,000	8,373,712
NetEase	814,100	16,152,426

		36,502,529

DENMARK — 0.5%
Carlsberg, Cl B	36,356	5,862,631

FRANCE — 2.8%
Airbus*	260,482	32,810,455

GERMANY — 3.6%
Deutsche Boerse	66,600	11,761,920
Linde	40,679	12,800,732
SAP	147,515	18,296,023

		42,858,675

GREECE — 0.9%
National Bank of Greece*	2,784,881	10,919,016

HONG KONG — 0.8%
Hong Kong Exchanges & Clearing	172,400	9,693,431

ITALY — 1.7%
Ferrari	61,355	14,170,551
UniCredit	374,809	5,890,866

		20,061,417

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND
JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value

JAPAN — 3.0%
FANUC	94,000	$18,345,846
Sony Group	158,500	17,519,291

		35,865,137

RUSSIA — 1.4%
Mobile TeleSystems PJSC ADR	387,736	2,962,303
Sberbank of Russia PJSC ADR	970,974	13,443,135

		16,405,438

SOUTH KOREA — 3.2%
Samsung Electronics	364,428	22,158,915
SK Telecom	321,721	15,051,899

		37,210,814

SWITZERLAND — 1.2%
Glencore	2,664,622	13,725,375

TAIWAN — 2.0%
Taiwan Semiconductor Manufacturing ADR	193,790	23,764,468

UNITED KINGDOM — 6.6%
AstraZeneca	165,778	19,212,010
BP	1,712,234	8,815,052
CNH Industrial	976,800	14,778,984
Diageo	284,339	14,237,026
Entain*	975,280	20,868,408

		77,911,480

UNITED STATES — 42.8%
Anthem	41,904	18,479,245
Apollo Global Management	215,764	15,103,497
Applied Materials	135,008	18,655,406
Avantor*	320,916	11,979,794
Baker Hughes, Cl A	313,780	8,610,123
Caesars Entertainment*	108,561	8,265,834
Caterpillar	206,380	41,597,953
Constellation Brands, Cl A	36,188	8,603,697
CVS Health	157,959	16,824,213
Dollar Tree*	31,217	4,096,295
EOG Resources	104,851	11,688,790
Estee Lauder, Cl A	19,037	5,935,546

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND
JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value

UNITED STATES — (continued)
F5*	100,729	$20,913,355
Fidelity National Information Services	122,584	14,700,273
Home Depot	39,841	14,620,850
Intercontinental Exchange	186,020	23,561,293
International Game Technology	678,868	18,173,296
Jabil	202,331	12,441,333
Johnson & Johnson	68,998	11,887,666
Mastercard, Cl A	69,698	26,929,913
Meta Platforms, Cl A*	56,620	17,736,781
MPLX	449,746	14,760,664
NetApp	148,698	12,863,864
Netflix*	6,958	2,972,040
Nexstar Media Group, Cl A	36,355	6,012,390
NVIDIA	39,041	9,559,579
Raytheon Technologies	310,484	28,002,552
Regal Rexnord	92,054	14,588,718
Schlumberger	148,690	5,809,318
Starbucks	149,483	14,697,169
Take-Two Interactive Software*	77,533	12,664,240
Target	58,646	12,927,338
Ulta Beauty*	32,605	11,859,743
VMware, Cl A*	134,207	17,242,916
WeWork, Cl A*	1,476,357	10,969,332

		505,735,016

TOTAL COMMON STOCK (Cost $899,989,773)		899,134,713

U.S. TREASURY OBLIGATIONS — 14.9%

	Face Amount
U.S. Treasury Inflation Indexed Bonds 0.125%, 04/15/26	$111,285,300	117,992,848
U.S. Treasury Note 1.375%, 11/15/31	60,000,000	57,815,625

TOTAL U.S. TREASURY OBLIGATIONS (Cost $177,652,238)		175,808,473

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND
JANUARY 31, 2022 (Unaudited)

PREFERRED STOCK — 2.2%

	Shares		Fair Value

GERMANY — 1.1%
Porsche Automobil Holding, 0.000%(A)		138,806	$12,849,519

UNITED STATES — 1.1%
Broadcom, 8.000%		7,000	12,821,340

TOTAL PREFERRED STOCK (Cost $24,760,913)			25,670,859

SOVEREIGN BONDS — 2.0%
	Face Amount
Deutsche Bundesrepublik Inflation Linked Bond 0.100%, 04/15/26	EUR	9,432,308	$11,727,017

United Kingdom Inflation-Linked Gilt 0.125%, 03/22/26	GBP	7,667,604	11,868,261

TOTAL SOVEREIGN BONDS (Cost $23,816,041)			$23,595,278

CORPORATE OBLIGATION — 1.8%

UNITED STATES — 1.8%
WeWork 5.000%, 07/10/25		25,535,000	$21,725,689

TOTAL CORPORATE OBLIGATIONS
(Cost $22,506,626)			21,725,689

CONVERTIBLE BOND — 1.0%

SINGAPORE — 1.0%
Singapore Airlines 1.625%, 12/03/25	SGD	15,750,000	$12,468,726

TOTAL CONVERTIBLE BOND (Cost $13,044,045)			12,468,726

TOTAL INVESTMENTS — 98.0% (Cost $1,161,769,636)			$1,158,403,738

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND
JANUARY 31, 2022 (Unaudited)

PURCHASED OPTIONS — 0.0%

	Contracts	Fair Value
PURCHASED OPTIONS*(1)
Total Purchased Options (Cost $1,186,437)	2,702	$123,806

*	Non-income producing security.

(1)	Refer to table below for details on Options Contracts.

(A)	No Rate Available.

PURCHASED OPTIONS — 0.0%

	Contracts	Notional Amount^	Strike Price	Expiration Date	Fair Value
CALL OPTIONS
UNITED STATES — 0.0%
Paypal*	610	$400,941	$230.00	04/16/22	$51,850
Tesla*	104	391,872	1,500.00	03/19/22	22,256
Wynn Resorts*	1,988	393,624	150.00	06/18/22	49,700

Total Purchased Options					$123,806

^	Represents cost.

Open futures contracts held by the Fund at January 31, 2022 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
Euro STOXX 50	(247)	Mar-2022	$(11,446,281)	$(11,496,439)	$43,060
MSCI Emerging Markets	(193)	Mar-2022	(11,442,829)	(11,819,320)	(376,491)
NASDAQ 100 Index
E-MINI	(40)	Mar-2022	(11,298,397)	(11,924,000)	(625,603)
Russell 2000 Index
E-MINI	(117)	Mar-2022	(11,376,792)	(11,842,740)	(465,948)
			(45,564,299)	(47,082,499)	(1,424,982)

			$(45,564,299)	$(47,082,499)	$(1,424,982)

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND
JANUARY 31, 2022 (Unaudited)

Open OTC swap agreements held by the Fund at January 31, 2022 are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Fair Value	Upfront Payments/ Receipts	Net Unrealized Appreciation
Morgan Stanley	Mediatek Inc	USD 1D FUNDS FED + 110 BPs	Total Return	Annually	08/11/23	USD	12,356,815	$2,079,017	$–	$2,079,017

								2,079,017	–	2,079,017

Open centrally cleared swap agreements held by the Fund at January 31, 2022 are as follows:

Reference Entity/Obligation	Buy/ Sell	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount	Fair Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
CDXHY37	Buy	5.00%	Quarterly	12/20/26	46,000,000	$(3,388,317)	$(4,054,786)	$666,469

						(3,388,317)	$(4,054,786)	$666,469

1D FUNDS FED — One Day Federal Funds Rate

ADR — American Depositary Receipt

BPs — Basis Points

Cl — Class

EUR — Euro

GBP — British Pound Sterling

MSCI — Morgan Stanley Capital International

NASDAQ — National Association of Securities Dealers and Automated Quotations

OTC — Over The Counter

PJSC — Private Joint Stock Company

SGD — Singapore Dollar

USD — U.S. Dollar

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND
JANUARY 31, 2022 (Unaudited)

The tables below set forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at January 31, 2022:

Investments in
Securities	Level 1	Level 2	Level 3	Total

Common Stock

Australia	$9,818,745	$—	$—	$9,818,745

Brazil	5,497,968	—	—	5,497,968

Canada	14,492,118	—	—	14,492,118

China	36,502,529	—	—	36,502,529

Denmark	5,862,631	—	—	5,862,631

France	32,810,455	—	—	32,810,455

Germany	42,858,675	—	—	42,858,675

Greece	10,919,016	—	—	10,919,016

Hong Kong	9,693,431	—	—	9,693,431

Italy	20,061,417	—	—	20,061,417

Japan	35,865,137	—	—	35,865,137

Russia	16,405,438	—	—	16,405,438

South Korea	37,210,814	—	—	37,210,814

Switzerland	13,725,375	—	—	13,725,375

Taiwan	23,764,468	—	—	23,764,468

United Kingdom	77,911,480	—	—	77,911,480

United States	505,735,016	—	—	505,735,016

Total Common Stock	899,134,713	—	—	899,134,713
U.S. Treasury Obligation	—	175,808,473	—	175,808,473

Preferred Stock	25,670,859	—	—	25,670,859

Sovereign Bond	—	23,595,278	—	23,595,278

Corporate Obligation	—	21,725,689	—	21,725,689

Convertible Bond	—	12,468,726	—	12,468,726

Total Investments in Securities	$924,805,572	$233,598,166	$—	$1,158,403,738

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND
JANUARY 31, 2022 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Purchased Options	$123,806	$–	$–	$123,806

Futures Contracts*

Unrealized Appreciation	43,060	–	–	43,060

Unrealized Depreciation	(1,468,042)	–	–	(1,468,042)

OTC Swaps

Total Return Swaps*

Unrealized Appreciation	–	2,079,017	–	2,079,017

Centrally Cleared Swaps

Credit Default Swaps*

Unrealized Appreciation	–	666,469	–	666,469

Total Other Financial Instruments	$(1,301,176)	$2,745,486	$–	$1,444,310

*   Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—“ are either $0 or have been rounded to $0.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

At January 31, 2022, sector weightings of the Fund are as follows.

Percentages based on total investments

SECTOR WEIGHTINGS

Information Technology	19.3%

U.S. Treasury Obligation	15.2%

Industrials	14.1%

Consumer Discretionary	13.6%

Financials	8.5%

Health Care	6.7%

Communication Services	6.3%

Energy	4.3%

Materials	4.1%

Consumer Staples	3.0%

Real Estate	2.9%

Sovereign Bond	2.0%

100.0%

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND
JANUARY 31, 2022 (Unaudited)

CHI-QH-001-1300

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID
OPPORTUNITIES FUND
JANUARY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS (Percentages are based on Net Assets of $46,236,233) COMMON STOCK — 95.5%
	Shares	Fair Value
BRAZIL — 1.8%
Banco Bradesco ADR	79,854	$342,574
Notre Dame Intermedica Participacoes	18,800	252,432
Telefonica Brasil ADR	24,287	227,812

		822,818

CANADA — 1.3%
Teck Resources, Cl B	20,035	618,789

CHINA — 3.8%
Estun Automation, Cl A	128,751	463,195
Jiangsu Hengli Hydraulic, Cl A	24,400	293,934
NetEase	40,000	793,634
Will Semiconductor Shanghai, Cl A	4,900	195,681

		1,746,444

DENMARK — 1.0%
Carlsberg, Cl B	2,769	446,519

FRANCE — 4.3%
Engie	31,672	482,275
Societe Generale	15,401	565,521
Thales	6,448	589,949
Veolia Environnement	9,320	334,323

		1,972,068

GERMANY — 2.6%
Henkel & KGAA	4,290	337,129
RWE	8,424	353,098
thyssenkrupp*	50,660	512,678

		1,202,905

GREECE — 1.8%
National Bank of Greece*	215,428	844,654

HONG KONG — 1.6%
Techtronic Industries	45,500	746,949

INDONESIA — 1.3%
Telkom Indonesia Persero	2,042,100	594,938

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID
OPPORTUNITIES FUND
JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Fair Value
IRELAND — 1.7%
Bank of Ireland Group*	117,466	$786,784

ISRAEL — 1.2%
Nice ADR*	2,098	537,214

ITALY — 4.4%
Eni	56,946	851,388
Moncler	6,955	440,216
UniCredit	47,709	749,841

		2,041,445

JAPAN — 9.9%
FANUC	6,000	1,171,012
ITOCHU	7,200	229,427
Nintendo	1,300	634,411
ORIX	44,600	912,889
Renesas Electronics*	67,100	756,828
Suzuki Motor	21,000	887,591

		4,592,158

MEXICO — 0.5%
Fomento Economico Mexicano ADR	2,906	218,589

NORWAY — 0.2%
Norsk Hydro	14,296	109,269

RUSSIA — 1.3%
Sberbank of Russia PJSC ADR	43,855	607,173

SOUTH KOREA — 4.1%
LG Chemical	956	506,747
Mando*	12,020	512,508
Samsung SDI	398	192,810
SK Telecom	14,891	696,684

		1,908,749

SWEDEN — 0.2%
Telefonaktiebolaget LM Ericsson, Cl B	9,059	111,528

SWITZERLAND — 1.2%
Holcim	10,384	557,496

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID
OPPORTUNITIES FUND
JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued
	Shares	Fair Value
UNITED KINGDOM — 7.7%
CNH Industrial	104,392	$1,579,451
Entain*	38,978	834,026
Flutter Entertainment*	3,040	457,298
London Stock Exchange Group	2,350	228,189
SSE	20,949	445,858

		3,544,822

UNITED STATES — 43.6%
Agilent Technologies	3,642	507,404
AvalonBay Communities	1,378	336,549
Avantor*	18,668	696,876
Baker Hughes, Cl A	24,825	681,198
Bath & Body Works	14,894	835,107
Boston Scientific*	18,163	779,193
Ciena*	7,653	507,470
Constellation Brands, Cl A	3,263	775,778
Discovery*	23,454	654,601
Dollar Tree*	2,577	338,154
Eastman Chemical	6,244	742,599
F5*	4,203	872,627
Herc Holdings	5,732	919,700
Intercontinental Exchange	4,468	565,917
IQVIA Holdings*	2,803	686,455
Jabil	10,855	667,474
Jones Lang LaSalle*	1,821	456,688
Kite Realty Group Trust	26,894	561,547
LPL Financial Holdings	1,998	344,295
MKS Instruments	6,226	967,085
Molina Healthcare*	2,379	691,052
NetApp	6,453	558,249
Nexstar Media Group, Cl A	3,322	549,392
Regal Rexnord	7,354	1,165,462
Seagen*	3,428	461,100
Syneos Health, Cl A*	9,340	845,830
Terex	17,499	730,058
Ulta Beauty*	1,534	557,977
VICI Properties	43,922	1,257,048
VMware, Cl A*	1,708	219,444

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID
OPPORTUNITIES FUND
JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value

UNITED STATES — (continued)
WeWork, Cl A*	29,793	$221,362

		20,153,691

TOTAL COMMON STOCK (Cost $44,248,698)		44,165,002

PREFERRED STOCK — 1.4%

GERMANY — 1.4%
Porsche Automobil Holding, 0.000%(A)	7,017	$649,576

Total Preferred Stock (Cost $667,126)		649,576

TOTAL INVESTMENTS — 96.9% (Cost $44,915,824)		$44,814,578

*	Non-income producing security.

(A)	No Rate Available.

1D FUNDS FED — One Day Federal Funds Rate

ADR — American Depositary Receipt

BPs — Basis Points

Cl — Class

OTC — Over The Counter

USD — U.S. Dollar

Open OTC swap agreements held by the Fund at January 31, 2022 are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Fair Value	Upfront Payments/ Receipts	Net Unrealized Depreciation
Morgan Stanley	Eclat Textile	USD 1D FUNDS FED + 110 BPs	Total Return	Annually	11/19/23	USD	945,779	$(48,673)	$–	$(48,673)

								(48,673)	–	(48,673)

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID
OPPORTUNITIES FUND
JANUARY 31, 2022 (Unaudited)

The tables below set forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at January 31, 2022:

Investments in
Securities	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$822,818	$—	$—	$822,818
Canada	618,789	—	—	618,789
China	1,746,444	—	—	1,746,444
Denmark	446,519	—	—	446,519
France	1,972,068	—	—	1,972,068
Germany	1,202,905	—	—	1,202,905
Greece	844,654	—	—	844,654
Hong Kong	746,949	—	—	746,949
Indonesia	594,938	—	—	594,938
Ireland	786,784	—	—	786,784
Israel	537,214	—	—	537,214
Italy	2,041,445	—	—	2,041,445
Japan	4,592,158	—	—	4,592,158
Mexico	218,589	—	—	218,589
Norway	109,269	—	—	109,269
Russia	607,173	—	—	607,173
South Korea	1,908,749	—	—	1,908,749
Sweden	111,528	—	—	111,528
Switzerland	557,496	—	—	557,496
United Kingdom	3,544,822	—	—	3,544,822
United States	20,153,691	—	—	20,153,691

Total Common Stock	44,165,002	—	—	44,165,002

Preferred Stock	649,576	—	—	649,576

Total Investments in Securities	$44,814,578	$—	$—	$44,814,578

Other Financial Instruments	Level 1	Level 2	Level 3	Total
OTC Swaps
Total Return Swaps*
Unrealized Depreciation	$–	$(48,673)	$–	$(48,673)
Total Other Financial Instruments	$–	$(48,673)	$–	$(48,673)

*	Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID
OPPORTUNITIES FUND
JANUARY 31, 2022 (Unaudited)

Amounts designated as “—“ are either $0 or have been rounded to $0.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

At January 31, 2022, sector weightings of the Fund are as follows.

Percentages based on total investments

SECTOR WEIGHTINGS

Industrials	17.6%

Financials	13.3%

Information Technology	12.4%

Consumer Discretionary	12.4%

Health Care	10.9%

Communication Services	9.3%

Materials	6.7%

Real Estate	6.3%

Consumer Staples	4.0%

Utilities	3.7%

Energy	3.4%

100.0%

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CHI-QH-001-1300